Notes to the Consolidated Statements of Operations - Revenue from contract with customers (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 1,245	€ 14,436	€ 2,138	€ 26,809
Impairment			3,248
Over-time
Notes to the Consolidated Statements of Operations
Revenue recognized	1,245	10,401	2,132	20,834
Over-time | Delivery of research and development services combined with an IP license
Notes to the Consolidated Statements of Operations
Revenue recognized	207	8,853	415	16,545
Over-time | Research and development services considered distinct within the agreements
Notes to the Consolidated Statements of Operations
Revenue recognized	1,038	1,548	1,717	4,289
At point-in-time
Notes to the Consolidated Statements of Operations
Revenue recognized		4,035	6	5,975
At point-in-time | Delivery of products
Notes to the Consolidated Statements of Operations
Revenue recognized		4,035	6	5,975
GSK | Collaboration Agreement For Research, Development, Manufacturing And Commercialization Of mRNA-based Vaccines
Notes to the Consolidated Statements of Operations
Revenue recognized				17,622
GSK | Research and development services considered distinct within the agreements
Notes to the Consolidated Statements of Operations
Revenue recognized		100,000		100,000
Belgium | GSK
Notes to the Consolidated Statements of Operations
Revenue recognized	186	8,727	493	17,622
Switzerland | CRISPR
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 1,059	€ 5,709	€ 1,645	€ 9,187